Document and Entity Information Document	May 22, 2024
8-K Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $1.00
Entity Emerging Growth Company	false
Document Period End Date	May 22, 2024
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Registrant Name	Marathon Oil Corporation
Entity File Number	1-5153
Entity Tax Identification Number	25-0996816
Entity Address, Address Line One	990 Town and Country Boulevard
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(713)
Local Phone Number	629-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0000101778
Trading Symbol	MRO
Security Exchange Name	NYSE